Income tax and social contribution (Details) - Schedule of reconciliation of income tax and social contribution expense - BRL (R$) R$ in Millions		9 Months Ended
		Sep. 30, 2022	Sep. 30, 2021
Schedule Of Reconciliation Of Income Tax And Social Contribution Expense Abstract
Earnings before income tax and social contribution		R$ 912	R$ 1,436
Expense of income tax and social contribution		(310)	(488)
Adjustments to reflect the effective rate
Tax fines		(1)	(1)
Share of profits		12	14
Interest on equity			22
ICMS subsidy - tax incentives	[1]	176
Interest selic credits			81
Current period credit		25
Tax benefits			19
Effective income tax		(98)	(353)
Income tax and social contribution for the period
Current		(74)	(385)
Deferred		(24)	32
Income tax and social contribution expenses		R$ (98)	R$ (353)
Effective rate		10.70%	24.60%

[1]	The Company has tax benefits that are characterized as investment subsidies as provided for in Complementary Law n° 160/17 and Law n°. 12,973/14. In the nine-month period ended September 30, 2022, the Company excluded the IRPJ and CSLL calculation bases from the amount constituted in the tax incentive reserve (see note19.4).